Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2020
Mineral Property Interests
Disclosure of mineral property acquisition costs
	Québec	Nunavut	British Columbia	Peru(3)	Total
Balance at December 31, 2018	$-	$18,871	$16,060	$4,141	$39,072
Additions	-	11	-	949	960
Impairment of mineral property interests (1)	-	-	-	(337)	(337)
Change in estimate of provision for site reclamation and closure (note 13)	-	203	-	-	203
Currency translation adjustment	-	-	-	(184)	(184)
Balance at December 31, 2019	$-	$19,085	$16,060	$4,569	$39,714
Additions	-	-	-	4,246	4,246
Eastmain acquisition, mineral property interests acquired (note 4ii)	125,606	-	-	-	125,606
Option payment received (2)	(252)	-	-	-	(252)
Dispositions (note 4i)	-	-	-	(8,949)	(8,949)
Change in estimate of provision for site reclamation and closure (note 13)	-	273	-	-	273
Currency translation adjustment	-	-	-	134	134
Balance at December 31, 2020	$125,354	$19,358	$16,060	$-	$160,772

(1) On February 7, 2020, the Company formally gave notice to the option holder of the Baños del Indio property that it was terminating the option agreement effective March 8, 2020. The Company had previously incurred a total of $337 (US$256) in option fees and other acquisition costs in relation to the Baños del Indio property, all of which were impaired as at December 31, 2019.

(2) During the fourth quarter of 2020, the Company received an option payment comprising $150 cash and 124,177 shares in Benz Mining with a fair value upon date of receipt of $102 for the Ruby Hill property.

(3) On October 9, 2020, the Peruvian operations were spun out to the Spincos as part of the Transaction (note 4i) and are disclosed as discontinued operations in the consolidated statement of loss and comprehensive loss and consolidated statement of cash flows.